Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Voyage revenues	$ 7,715	$ 8,448	$ 30,710	$ 33,170	$ 27,760
Expenses:
Voyage related costs and commissions	(3,006)	(805)	(6,611)	(4,725)	(10,030)
Vessel operating expenses	(2,965)	(3,303)	(12,871)	(13,188)	(11,064)
General and administrative expenses	(769)	(660)	(2,574)	(1,773)	(93)
Management fees, related parties	(175)	(145)	(631)	(577)	(611)
Management fees, other	(232)	(262)	(1,024)	(1,061)	(922)
Amortization of special survey costs	(18)	(62)	(236)	(174)	(203)
Depreciation for the period	(1,373)	(1,435)	(5,768)	(5,710)	(5,446)
Bad debt provisions	(181)
Vessel impairment charge			(3,998)		(16,930)
Operating income/(loss)	(1,004)	1,776	(3,003)	5,962	(17,539)
Other income / (expenses):
Other income				74
Interest and finance costs, net	(699)	(701)	(2,810)	(2,531)	(1,704)
Total other expenses, net	(699)	(701)	(2,810)	(2,457)	(1,704)
Net income/(loss)	$ (1,703)	$ 1,075	$ (5,813)	$ 3,505	$ (19,243)
Earnings/(loss) per common share, basic and diluted (in dollars per share)	$ (0.09)	$ 0.06	$ (0.32)	$ 0.19	$ (1.05)
Weighted average number of common shares, basic and diluted (in shares)	18,277,893	18,277,893
Weighted average number of shares, basic (in shares)			18,277,893	18,244,671	18,244,671
Weighted average number of shares, diluted (in shares)			18,277,893	18,277,893	18,244,671